Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following table sets forth the compensation for our Chief Executive Officer and the average compensation for our other named executive officers ("NEOs"), both as reported in the Summary Compensation Table ("SCT") and with certain adjustments to reflect the “compensation actually paid” ("CAP") to such individuals, as defined under SEC rules, for each of 2025, 2024, 2023, 2022 and 2021. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income and Adjusted EBITA Margin Percent over such years in accordance with SEC rules.

Pay versus Performance Table

					Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table ("SCT") Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(2)	ManpowerGroup Total Shareholder Return	S&P 1500 Human Resources and Employment Services Total Shareholder Return(3)	Net Income(4) ($000)	Adjusted EBITA Margin Percent(5)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	$13,268,466	$1,189,338	$3,534,065	$826,300	$39.60	$121.68	$(13,300)	1.88%
2024	$12,939,374	$3,259,683	$2,794,606	$937,761	$73.67	$142.72	$145,100	2.26%
2023	$12,712,353	$9,520,807	$2,693,035	$2,127,860	$96.96	$120.20	$88,800	2.62%
2022	$13,123,985	$3,873,368	$4,202,631	$2,336,378	$97.50	$112.90	$373,800	3.51%
2021	$18,787,835	$30,986,274	$3,902,692	$5,936,072	$110.54	$151.14	$382,400	3.10%

(1)
Compensation for our CEO, Jonas Prising, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-CEOs includes the following NEOs for 2025: Rebecca Frankiewicz, John T. McGinnis, and Michelle S. Nettles. For 2024, 2023, 2022 and 2021, average compensation for non-CEOs includes the following NEOs: John T. McGinnis, Michelle S. Nettles, and Richard Buchband.
(2)
Compensation “actually paid” for the CEO and average compensation “actually paid” for our non-CEOs in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the tables below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the CEO and our other NEOs during the applicable year. For information regarding the decisions made by our people, culture and compensation committee in regard to the CEO’s and our other NEOs’ compensation for fiscal year 2025, see the "Compensation Discussion and Analysis" section of this Proxy Statement.

CEO SCT Total to CAP Reconciliation:

CEO: Mr. Prising	2025	2024	2023	2022	2021

Total Compensation as reported in SCT	$13,268,466	$12,939,374	$12,712,353	$13,123,985	$18,787,835
Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(10,893,619)	$(10,654,547)	$(10,400,015)	$(10,000,045)	$(14,000,045)
Add fair value of equity compensation granted and unvested in current year – value at year-end	$4,589,738	$6,689,769	$8,021,263	$7,316,198	$25,650,278
Add dividends accrued on unvested shares/share units	$486,364	$834,604	$950,508	$356,656	$164,080
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(6,124,833)	$(5,331,826)	$(2,546,612)	$(4,469,463)	$212,830
Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(136,778)	$(1,217,691)	$783,310	$1,955,816	$171,296
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$—	$—	$—	$(4,409,779)	$—
Compensation Actually Paid to CEO	$1,189,338	$3,259,683	$9,520,807	$3,873,368	$30,986,274

Average Non-CEO SCT Total to CAP Reconciliation:

Non-CEO NEOs (Average)	2025	2024	2023	2022	2021

Total Compensation as reported in SCT	$3,534,065	$2,794,606	$2,693,035	$4,202,631	$3,902,692
Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(2,304,432)	$(1,844,058)	$(1,750,006)	$(3,000,006)	$(2,240,139)
Add fair value of equity compensation granted and unvested in current year – value at year-end	$970,908	$1,157,848	$1,349,736	$2,229,006	$4,104,263
Add dividends accrued on unvested shares/share units	$112,926	$178,729	$191,332	$96,802	$32,353
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(1,468,932)	$(1,154,522)	$(471,350)	$(728,235)	$48,243
Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(18,235)	$(194,842)	$115,113	$241,767	$88,660
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$—	$—	$—	$(705,587)	$—
Compensation Actually Paid to Non-CEO NEOs	$826,300	$937,761	$2,127,860	$2,336,378	$5,936,072

(3)
TSR is cumulative (assuming $100 was invested on December 31, 2020) for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the same as for the Shareholder Return Performance Presentation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2025. Historic stock price performance is not necessarily indicative of future stock performance.
(4)
Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
(5)
Adjusted EBITA Margin Percent is the financial measure from the tabular list of Company Performance Metrics below which in the Company’s assessment represents the most important financial measure used by the Company to link compensation and performance. Adjusted EBITA Margin Percent as used in this Proxy Statement is a non-GAAP financial measure. Refer to pages 49 and 50 for further discussion on this measure and how it is calculated.

Company Selected Measure Name	Adjusted EBITA Margin Percent
Named Executive Officers, Footnote
(1)
Compensation for our CEO, Jonas Prising, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-CEOs includes the following NEOs for 2025: Rebecca Frankiewicz, John T. McGinnis, and Michelle S. Nettles. For 2024, 2023, 2022 and 2021, average compensation for non-CEOs includes the following NEOs: John T. McGinnis, Michelle S. Nettles, and Richard Buchband.

Peer Group Issuers, Footnote
(3)
TSR is cumulative (assuming $100 was invested on December 31, 2020) for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the same as for the Shareholder Return Performance Presentation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2025. Historic stock price performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 13,268,466	$ 12,939,374	$ 12,712,353	$ 13,123,985	$ 18,787,835
PEO Actually Paid Compensation Amount	$ 1,189,338	3,259,683	9,520,807	3,873,368	30,986,274
Adjustment To PEO Compensation, Footnote
(2)
Compensation “actually paid” for the CEO and average compensation “actually paid” for our non-CEOs in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the tables below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the CEO and our other NEOs during the applicable year. For information regarding the decisions made by our people, culture and compensation committee in regard to the CEO’s and our other NEOs’ compensation for fiscal year 2025, see the "Compensation Discussion and Analysis" section of this Proxy Statement.

CEO SCT Total to CAP Reconciliation:

CEO: Mr. Prising	2025	2024	2023	2022	2021

Total Compensation as reported in SCT	$13,268,466	$12,939,374	$12,712,353	$13,123,985	$18,787,835
Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(10,893,619)	$(10,654,547)	$(10,400,015)	$(10,000,045)	$(14,000,045)
Add fair value of equity compensation granted and unvested in current year – value at year-end	$4,589,738	$6,689,769	$8,021,263	$7,316,198	$25,650,278
Add dividends accrued on unvested shares/share units	$486,364	$834,604	$950,508	$356,656	$164,080
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(6,124,833)	$(5,331,826)	$(2,546,612)	$(4,469,463)	$212,830
Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(136,778)	$(1,217,691)	$783,310	$1,955,816	$171,296
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$—	$—	$—	$(4,409,779)	$—
Compensation Actually Paid to CEO	$1,189,338	$3,259,683	$9,520,807	$3,873,368	$30,986,274

Non-PEO NEO Average Total Compensation Amount	$ 3,534,065	2,794,606	2,693,035	4,202,631	3,902,692
Non-PEO NEO Average Compensation Actually Paid Amount	$ 826,300	937,761	2,127,860	2,336,378	5,936,072
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation “actually paid” for the CEO and average compensation “actually paid” for our non-CEOs in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the tables below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the CEO and our other NEOs during the applicable year. For information regarding the decisions made by our people, culture and compensation committee in regard to the CEO’s and our other NEOs’ compensation for fiscal year 2025, see the "Compensation Discussion and Analysis" section of this Proxy Statement.

Non-CEO NEOs (Average)	2025	2024	2023	2022	2021

Total Compensation as reported in SCT	$3,534,065	$2,794,606	$2,693,035	$4,202,631	$3,902,692
Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(2,304,432)	$(1,844,058)	$(1,750,006)	$(3,000,006)	$(2,240,139)
Add fair value of equity compensation granted and unvested in current year – value at year-end	$970,908	$1,157,848	$1,349,736	$2,229,006	$4,104,263
Add dividends accrued on unvested shares/share units	$112,926	$178,729	$191,332	$96,802	$32,353
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(1,468,932)	$(1,154,522)	$(471,350)	$(728,235)	$48,243
Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(18,235)	$(194,842)	$115,113	$241,767	$88,660
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$—	$—	$—	$(705,587)	$—
Compensation Actually Paid to Non-CEO NEOs	$826,300	$937,761	$2,127,860	$2,336,378	$5,936,072

Compensation Actually Paid vs. Total Shareholder Return

CAP vs. TSR

As shown in the chart below, the CEO and other NEOs’ CAP amounts are generally aligned with the Company’s TSR. CAP was lowest in years with negative TSR (2022, 2052, and 2025), while CAP was directionally higher in 2023 with flat TSR and highest in 2021 with positive TSR.

Compensation Actually Paid vs. Net Income	CAP vs. Net Income CAP for the PEO and non-PEO NEOs in 2025 was lower than in any of the preceding four years, which aligned with the Company’s Net Income likewise lower than any of 2021-2024.
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Company Selected Measure The PEO’s and NEOs’ CAP decreased year-over-year in 2025, aligned with the year-over-year decrease in the Company’s Adjusted EBITA Margin Percent.
Total Shareholder Return Vs Peer Group

CAP vs. TSR

As shown in the chart below, the CEO and other NEOs’ CAP amounts are generally aligned with the Company’s TSR. CAP was lowest in years with negative TSR (2022, 2052, and 2025), while CAP was directionally higher in 2023 with flat TSR and highest in 2021 with positive TSR.

Tabular List, Table

Most Important Financial Performance Measures

The unranked list below represents ManpowerGroup's most important measures used to link compensation to performance:

Company Performance Metrics(1)

• Adjusted EBITA	• Revenue
• Adjusted EBITA Margin Percent	• Strategic KPIs

(1)
For further information regarding these company performance metrics and their function in the Company's executive compensation program, please see the "Compensation Discussion and Analysis" section of this Proxy Statement.

Total Shareholder Return Amount	$ 39.6	73.67	96.96	97.5	110.54
Peer Group Total Shareholder Return Amount	$ 121.68	$ 142.72	$ 120.2	$ 112.9	$ 151.14
Company Selected Measure Amount	0.0188	0.0226	0.0262	0.0351	0.031
PEO Name	Jonas Prising	Jonas Prising	Jonas Prising	Jonas Prising	Jonas Prising
Net Income	$ (13,300,000)	$ 145,100,000	$ 88,800,000	$ 373,800,000	$ 382,400,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITA Margin Percent
Non-GAAP Measure Description
(5)
Adjusted EBITA Margin Percent is the financial measure from the tabular list of Company Performance Metrics below which in the Company’s assessment represents the most important financial measure used by the Company to link compensation and performance. Adjusted EBITA Margin Percent as used in this Proxy Statement is a non-GAAP financial measure. Refer to pages 49 and 50 for further discussion on this measure and how it is calculated.

Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Strategic KPIs
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,893,619)	(10,654,547)	(10,400,015)	(10,000,045)	(14,000,045)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,589,738	6,689,769	8,021,263	7,316,198	25,650,278
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,124,833)	(5,331,826)	(2,546,612)	(4,469,463)	212,830
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(136,778)	(1,217,691)	783,310	1,955,816	171,296
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(0)	0	0	(4,409,779)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	486,364	834,604	950,508	356,656	164,080
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,304,432)	(1,844,058)	(1,750,006)	(3,000,006)	(2,240,139)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	970,908	1,157,848	1,349,736	2,229,006	4,104,263
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,468,932)	(1,154,522)	(471,350)	(728,235)	48,243
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,235)	(194,842)	115,113	241,767	88,660
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(705,587)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 112,926	$ 178,729	$ 191,332	$ 96,802	$ 32,353